Use of Judgements and Estimates (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 $ / oz $ / T	Dec. 31, 2018 $ / oz $ / T
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Discount rate (as percent)	7.25%
Gold Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / oz		1,320
Silver Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / oz		18.25
Lead Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T		2,270
Zinc Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T		2,750
Long-Term Gold Type [Member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / oz	1,313
Copper Commodity Type [Member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T	7,391